Settlement Liability (Details) - Manscaped Holdings, LLC [Member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 05, 2019
Settlement Liability (Details) [Line Items]
Amount paid		$ 1.0
Other long-term obligations	$ 0.7